Related Party Transactions - Balances of Receivables and Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Related Party [Abstract]
Trade receivables	¥ 1,456	¥ 2,885
Other receivables	2,612	1,892
Other payables	¥ 23,733	¥ 26,844